CONVERTIBLE NOTES PAYABLE (Details Narrative)				3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Jul. 02, 2025 USD ($) $ / shares	May 22, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Nov. 04, 2025 USD ($)
Short-Term Debt [Line Items]
Outstanding stock description			Yorkville will not have the right to convert any portion of the principal to the extent that, after giving effect to such conversion, Yorkville would beneficially own more than 4.99% of the total number of shares of Class A common stock outstanding immediately after such conversion.
Interest expense						$ 267		$ 7,630
Yorkville Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 1,000,000		$ 3,000,000	$ 1,000,000			$ 1,000,000
Net proceeds					$ 460,000
Original issue discount					$ 40,000
Maturity date			May 22, 2026
Interest rate			8.00%
Interest rate increase			18.00%
Periodic payment			$ 125,000
Fixed price | $ / shares	$ 8.96		$ 8.00	$ 8.96			$ 8.96
Variable rate			the variable price (the “Variable Price”, defined as 95% of the lowest daily Volume Weighted Average Price (VWAP) of the Class A common stock during the 10 consecutive trading days immediately preceding the conversion date, but which Variable Price shall not be lower than $1.60 (the “Floor Price”)
Variable rate			95.00%
Interest expense				$ 22,274			$ 34,852
Change in fair value				63,267			96,205
Fair value	$ 1,096,205			$ 1,096,205			$ 1,096,205
Yorkville Convertible Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt measurement input	71			71			71
Yorkville Convertible Note [Member] | Measurement Input, Maturity [Member]
Short-Term Debt [Line Items]
Debt instrument, term	7 months 20 days
Yorkville Convertible Note [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input	20.0			20.0			20.0
Yorkville Convertible Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input	3.83			3.83			3.83
Yorkville Convertible Note [Member] | Measurement Input Optional Redemption [Member]
Short-Term Debt [Line Items]
Debt measurement input	5.0			5.0			5.0
Yorkville Convertible Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Convertible notes payable									$ 2,000,000
Yorkville Convertible Note 1 [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 500,000
Net proceeds				$ 460,000
Original issue discount	$ 40,000			$ 40,000			$ 40,000
Fixed price | $ / shares		$ 8.00	$ 8.00
Yorkville Convertible Note 1 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt measurement input			70
Yorkville Convertible Note 1 [Member] | Measurement Input, Maturity [Member]
Short-Term Debt [Line Items]
Debt instrument, term			10 months 20 days
Yorkville Convertible Note 1 [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input			20.0
Yorkville Convertible Note 1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input			4.13
Yorkville Convertible Note 1 [Member] | Measurement Input Optional Redemption [Member]
Short-Term Debt [Line Items]
Debt measurement input			5.0
Yorkville Convertible Note 2 [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 500,000
Yorkville Convertible Note 2 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt measurement input		78
Yorkville Convertible Note 2 [Member] | Measurement Input, Maturity [Member]
Short-Term Debt [Line Items]
Debt instrument, term		10 months 2 days
Yorkville Convertible Note 2 [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input		20.0
Yorkville Convertible Note 2 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt measurement input		3.99
Yorkville Convertible Note 2 [Member] | Measurement Input Optional Redemption [Member]
Short-Term Debt [Line Items]
Debt measurement input		5.0